UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     STG Capital Management, LP

Address:  780 Third Avenue
          Suite 301
          New York, New York 10017


13F File Number: 28-11072

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Stan Gonzalez
Title:    Chief Financial Officer
Phone:    212-622-7713


Signature, Place and Date of Signing:


 /s/ Stan Gonzalez                New York, New York           May 13, 2008
------------------              ----------------------         -----------
   [Signature]                      [City, State]                 [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $143,663
                                         (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                     STG Capital Management, LP

                               TITLE OF                     VALUE     SHRS OR   SH/  PUT/   INVSMT   OTHR    VOTING AUTHORITY
NAME OF ISSUER                 CLASS            CUSIP       (X$1000)  PRN AMT   PRN  CALL   DSCRTN   MGRS   SOLE     SHARED    NONE

ANALOG DEVICES INC             COM              032654105    6,465      219,000 SH          SOLE     NONE    219,000
APPLIED MATLS INC              COM              038222105    6,345      325,200 SH          SOLE     NONE    325,200
ARIBA INC                      COM NEW          04033V203    4,892      506,489 SH          SOLE     NONE    506,489
BRIGHTPOINT INC                COM NEW          109473405    2,926      350,000 SH          SOLE     NONE    350,000
CEVA INC                       COM              157210105    7,029      918,765 SH          SOLE     NONE    918,765
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    5,258      234,770 SH          SOLE     NONE    234,770
CITRIX SYS INC                 COM              177376100    3,869      131,900 SH          SOLE     NONE    131,900
COMMVAULT SYSTEMS INC          COM              204166102    3,417      275,574 SH          SOLE     NONE    275,574
DOUBLE-TAKE SOFTWARE INC       COM              258598101    1,261      108,000 SH          SOLE     NONE    108,000
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109    1,933       55,000 SH          SOLE     NONE     55,000
INFORMATICA CORP               COM              45666Q102    3,424      200,750 SH          SOLE     NONE    200,750
INTEL CORP                     COM              458140100    3,120      147,300 SH          SOLE     NONE    147,300
MCAFEE INC                     COM              579064106    4,050      122,400 SH          SOLE     NONE    122,400
MICROSOFT CORP                 COM              594918104    5,676      200,000 SH          SOLE     NONE    200,000
MICROTUNE INC DEL              COM              59514P109    3,128      854,745 SH          SOLE     NONE    854,745
NETLOGIC MICROSYSTEMS INC      COM              64118B100    5,255      217,702 SH          SOLE     NONE    217,702
ON SEMICONDUCTOR CORP          COM              682189105   11,696    2,059,136 SH          SOLE     NONE  2,059,136
OPEN TEXT CORP                 COM              683715106    4,058      129,600 SH          SOLE     NONE    129,600
ORACLE CORP                    COM              68389X105    4,792      245,000 SH          SOLE     NONE    245,000
PERFECT WORLD CO LTD           SPON ADR REP B   71372U104    4,521      199,089 SH          SOLE     NONE    199,089
QUALCOMM INC                   COM              747525103   11,480      280,000 SH          SOLE     NONE    280,000
QUEST SOFTWARE INC             COM              74834T103    2,026      155,040 SH          SOLE     NONE    155,040
RIGHTNOW TECHNOLOGIES INC      COM              76657R106    3,509      294,832 SH          SOLE     NONE    294,832
SHANDA INTERACTIVE ENTMT LTD   SPONSORED ADR    81941Q203    5,684      195,311 SH          SOLE     NONE    195,311
SILICON LABORATORIES INC       COM              826919102    8,831      280,000 SH          SOLE     NONE    280,000
SIRF TECHNOLOGY HLDGS INC      COM              82967H101    1,527      300,000 SH          SOLE     NONE    300,000
SKYWORKS SOLUTIONS INC         COM              83088M102    1,820      250,000 SH          SOLE     NONE    250,000
SPREADTRUM COMMUNICATIONS IN   ADR              849415203      255       29,277 SH          SOLE     NONE     29,277
SYMANTEC CORP                  COM              871503108    4,155      250,000 SH          SOLE     NONE    250,000
TEXAS INSTRS INC               COM              882508104    7,915      280,000 SH          SOLE     NONE    280,000
VICOR CORP                     COM              925815102    8,346      698,991 SH          SOLE     NONE    698,991



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